SCHEDULE OF SUBSIDIARIES AND VIE (Details)	6 Months Ended
Sep. 30, 2025
UTime Technology (HK) Company Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiaries Date of Incorporation	Nov. 01, 2018
Subsidiaries of the VIE Place of Incorporation	Hong Kong
Subsidiaries Percentage of Beneficial Ownership	100.00%
Subsidiaries of the VIE Principal Activities	Investment Holding
UTime WFOE [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiaries Date of Incorporation	Dec. 18, 2018
Subsidiaries of the VIE Place of Incorporation	China
Subsidiaries Percentage of Beneficial Ownership	100.00%
Subsidiaries of the VIE Principal Activities	Investment Holding
Bridgetime [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiaries Date of Incorporation	Sep. 05, 2016
Subsidiaries of the VIE Place of Incorporation	British Virgin Island
Subsidiaries Percentage of Beneficial Ownership	100.00%
Do Mobile [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiaries Date of Incorporation	Oct. 24, 2016
Subsidiaries of the VIE Place of Incorporation	India
Subsidiaries Percentage of Beneficial Ownership	99.99%
Subsidiaries of the VIE Principal Activities	Sales of in-house brand products in India
UTime SZ [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
VIE Date of Incorporation	Jun. 12, 2008
VIE Date of Incorporation	China
VIE Percentage of Beneficial Ownership	100.00%
VIE Principal Activities	Research and development of products, and sales
Guizhou United Time Technology Co., Ltd. (“UTime GZ”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiaries Date of Incorporation	Sep. 23, 2016
Subsidiaries of the VIE Place of Incorporation	China
Subsidiaries of the VIE Principal Activities	Manufacturing
Subsidiaries of the VIE Percentage of Beneficial Ownership	VIE’s subsidiary
UTime Technology (HK) Company Limited (“UTime Trading”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiaries Date of Incorporation	Jun. 25, 2015
Subsidiaries of the VIE Place of Incorporation	Hong Kong
Subsidiaries of the VIE Principal Activities	Trading
Subsidiaries of the VIE Percentage of Beneficial Ownership	VIE’s subsidiary
UTime India Private Limited (“UTime India”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiaries Date of Incorporation	Feb. 07, 2019
Subsidiaries of the VIE Place of Incorporation	India
Subsidiaries of the VIE Principal Activities	Trading
Subsidiaries of the VIE Percentage of Beneficial Ownership	UTime Trading’s subsidiary
Guangxi UTime Technology Co., Ltd. (“UTime Guangxi”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiaries Date of Incorporation	Nov. 01, 2021
Subsidiaries of the VIE Place of Incorporation	China
Subsidiaries of the VIE Principal Activities	Manufacturing
Subsidiaries of the VIE Percentage of Beneficial Ownership	UTime Trading’s subsidiary
Gesoper S De R.L. De C.V. (“Gesoper”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiaries Date of Incorporation	Oct. 21, 2020
Subsidiaries of the VIE Place of Incorporation	Mexico
Subsidiaries of the VIE Principal Activities	Trading
Subsidiaries of the VIE Percentage of Beneficial Ownership	UTime Trading’s subsidiary
Firts Communications And Technologies De Mexico S.A. De C.V. (“Firts”) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Subsidiaries Date of Incorporation	Nov. 12, 2021
Subsidiaries of the VIE Place of Incorporation	Mexico
Subsidiaries of the VIE Principal Activities	Trading
Subsidiaries of the VIE Percentage of Beneficial Ownership	Gesoper’s subsidiary